ING Partners, Inc.

ING T. Rowe Price Diversified Mid Cap Portfolio

ING UBS U.S. Large Cap Equity Portfolio

Supplement dated February 22, 2007 to the

Initial Class (“I Class”) Prospectus

dated April 28, 2006

ING T. Rowe Price Diversified Mid Cap Portfolio

1.     Effective immediately, the Year-by-Year Total Returns bar chart on page 44 of the I Class Prospectus is hereby revised to reflect a total return of 8.92% for the year 2004. The bar chart is hereby deleted and replaced with the following:

2.     Effective immediately, the Financial Highlights table entitled ING T. Rowe Price Diversified Mid Cap Growth Portfolio – Class I –on page 93 of the I Class Prospectus is hereby revised to reflect a total return of 8.92% for the year 2004.

ING UBS U.S. Large Cap Equity Portfolio

1.     Effective immediately, the Year-by-Year Total Returns bar chart on page 49 of the I Class Prospectus is hereby revised to reflect a total return of (24.98) % for the year 2002. The bar chart is hereby deleted and replaced with the following:

2.     Effective immediately, the Financial Highlights table entitled ING UBS U.S. Large Cap Equity Portfolio – Class I –on page 94 of the I Class Prospectus is hereby revised to reflect a total return of (24.98)% for the year 2002.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE